Risk management (Details 9)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Risk Type [Abstract]
Risk Type	New Methodology	New Methodology	New Methodology
Credit	70.00%	62.00%	56.00%
Market	4.00%	5.00%	4.00%
ALM	4.00%	9.00%	9.00%
Business	8.00%	8.00%	8.00%
Operational	6.00%	6.00%	5.00%
Fixed Assets	2.00%	2.00%	1.00%
Intangible Assets	1.00%	1.00%	6.00%
Pension Funds	1.00%	1.00%	2.00%
Deferred Tax Assets	4.00%	6.00%	9.00%
TOTAL	100.00%	100.00%	100.00%